Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of December 31, 2023 and 2022, accounts receivable and other receivables were as follows:
A.    Customers

	2023		2022
Domestic customers	Ps.	79,069,658	Ps.	69,979,713
Export customers	32,324,773		37,137,432
Total customers, net	Ps.	111,394,431	Ps.	107,117,145
Customers and other accounts receivable, net are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2023 and 2022, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2023		2022
Current	Ps.	77,163,100	Ps.	68,957,994
1 to 30 days	2,951,072		1,386,538
31 to 60 days	222,775		876,493
61 to 90 days	268,165		527,907
More than 90 days	7,216,946		3,868,537
Total	87,822,058		75,617,469
Impaired (reserved)	(8,752,400)		(5,637,756)
Total	Ps.	79,069,658	Ps.	69,979,713

	Export customers
	2023		2022
Current	Ps.	27,530,400	Ps.	34,697,823
1 to 30 days	3,470,255		1,186,553
31 to 60 days	615,237		15,010
61 to 90 days	12,267		6,117
More than 90 days	864,160		1,422,708
Total	32,492,319		37,328,211
Impaired (reserved)	(167,546)		(190,779)
Total	Ps.	32,324,773	Ps.	37,137,432
As of December 31, 2023 and 2022, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2023		2022		2021
Balance at the beginning of the year	Ps.	(5,637,756)	Ps.	(3,459,063)	Ps.	(1,182,729)
Impairment of accounts receivable	(3,114,644)		(2,178,693)		(2,276,334)
Balance at the end of the year	Ps.	(8,752,400)	Ps.	(5,637,756)	Ps.	(3,459,063)

	Export customers
	2023		2022		2021
Balance at the beginning of the year	Ps.	(190,779)	Ps.	(282,917)	Ps.	(211,363)
(Increase) cancellation	1,320		143,689		(72,761)
Translation effects	21,913		(51,551)		1,207
Balance at the end of the year	Ps.	(167,546)	Ps.	(190,779)	Ps.	(282,917)
Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2023, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 5.75% for Pemex Industrial Transformation, 4.60% for Pemex Corporate, 1.30% for Pemex Logistics, 0.16% for PMI CIM and 0.07% for PMI TRD. As of December 31, 2022, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 7.36% for Pemex Industrial Transformation, 3.87% for Pemex Corporate, 0.88% for Pemex Logistics, 0.16% for PMI CIM and 0.13% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the statement of comprehensive income for 2023, 2022 and 2021 was Ps. (3,113,324), Ps. (2,035,004) and Ps. (2,349,095), respectively.
B.    Other financial and non-financial accounts receivable

	2023		2022
Financial assets:
Sundry debtors (1)	Ps.	35,253,635	Ps.	40,074,758
Employees and officers	5,633,492		4,965,645
Total financial assets	Ps.	40,887,127	Ps.	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	155,336,028	Ps.	44,597,094
Special Tax on Production and Services	2,603,657		75,213,134
Other accounts receivable	5,139,993		2,911,791
Total non-financial assets:	Ps.	163,079,678	Ps.	122,722,019
(1)Includes Ps. (827,739) and Ps. (251,086) of impairment, as of December 31, 2023 and 2022, respectively.